Certain Balance Sheet Information (Amortization and Interest Expense, Fiscal Year Maturity) (Detail) $ in Millions	Dec. 31, 2016 USD ($)
Crestwood Equity Partners LP
Finite-Lived Intangible Assets [Line Items]
2017	$ 53.7
2018	43.6
2019	41.9
2020	41.9
2021	41.9
Crestwood Midstream Partners LP
Finite-Lived Intangible Assets [Line Items]
2017	50.6
2018	42.2
2019	41.9
2020	41.9
2021	$ 41.9